TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	ASC 740-10:

Interest associated with uncertain tax position is classified as financial expenses in the financial statements and penalties as general and administrative expenses.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2011	2010

Balance at beginning of year	$7,633	$8,264
Increases related to current year tax positions		669
Increase (decrease) related to prior year tax positions, net	(1,841)	(1,300)

Balance at the end of year	$5,792	$7,633

The unrecognized tax benefits include accrued penalties and interest of $ 3,207 and $ 4,068 at December 31, 2011 and 2010, respectively. During the years ended December 31, 2011, and 2010, the Group recorded expenses of $ 861, and $ 163 for penalties and interest, respectively. The unrecognized tax benefits as of December 31, 2011 and 2010 would, if recognized, reduce the annual effective tax rate.

The Group does not expect a reversal of unrecognized tax benefits in the next 12 months.

The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. As of December 31, 2011, the tax returns of the Company and its main subsidiaries are open to examination by the tax authorities for the tax years 2003 through 2011.

The Israeli tax authority has started assessment audit procedure with respect to FY 2007 - 2009.

b.	Corporate tax rates:

The regular corporate tax rate in Israel was 24% in 2011, compared with 25% in 2010, and 26% in 2009. This rate increased to 25% from January 1, 2012 and onwards.

c.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government. The period of benefits for the nine programs has expired.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") which significantly changed the provisions of the Law. The Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

Tax benefits are available under the Amendment to production facilities, which are generally required to derive more than 25% of the Company's business income from export. The Amendment states that a company must make an investment of a minimum amount in the acquisition of productive assets such as machinery and equipment. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise (the "Year of Election"). A facility that is approved under the Amendment is called a "Beneficiary Enterprise".

The company was eligible under the terms of minimum qualifying investment and elected 2005 as the Year of Election.

The duration of tax benefits is subject to a limitation of the earlier of 7-10 years from the Commencement Year, or 12 years from the first day of the Year of Election. The period of benefits of the Benefitted Enterprise will expire in 2017. As of December 31, 2011, the Company did not generate income under the provisions of the Amendment.

The tax benefits includes exemption from corporate tax on undistributed income for a period of two to ten years, depending on the geographic location of the Benefitted Enterprise within Israel, and a reduced corporate tax rate of 10% to 25% for the remainder of the benefits period, depending on the level of foreign investment in the company.

On January 1, 2011, new legislation that constitutes a major amendment to the Investment Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain Industrial Companies, as opposed to the current law's incentives that are limited to income from "beneficiary Enterprises" during their benefits period. According to the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014,  6% and 12%, respectively, thereafter. The profits of these Industrial Companies would be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the new Amendment Legislation, the Company may elect whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under the current law or keep implementing the current law during the next years. Changing from the current law to the new law is permissible at any stage. The Company is examining the possible effect of the Amendment Legislation on its results.

The Company does not expect to pay any cash dividends. In the event of distribution of dividends from the above mentioned tax exempt income, the amount distributed would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative program of benefits (depending on the level of foreign investment in the Company), currently between 10% to 25% for an Benefitted Enterprise.

Income from sources other than a "Beneficiary Enterprise" during the benefit period is subject to tax at the regular corporate tax rate (25% from January 1, 2012 and onwards).

d.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. It is not practicable to determine the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries.

e.	Carryforward tax losses and credits:

As of December 31, 2011, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $ 62,000, which may be offset indefinitely against future taxable income.

The Company's U.S. subsidiaries had carryforward tax losses of approximately $ 256,000 as of December 31, 2011. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating loss before utilization. In the U.S, carryforward tax losses can be utilized within 20 years.

The Group has carryforward tax losses relating to other subsidiaries in Europe and Latin America of approximately $ 26,000 and $ 35,000, as of December 31, 2011 respectively.

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Groups' deferred tax liabilities and assets are as follows:

		December 31,
		2011	2010
1.	Provided in respect of the following:

	Carryforward tax losses	$120,253	$130,110
	Temporary differences relating to property, equipment and intangibles	7,990	10,762
	Other	14,202	14,903

	Gross deferred tax assets	142,445	155,775

	Valuation allowance	(131,944)	(143,100)

	Net deferred tax assets	10,501	12,675

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(16,091)	(19,180)
	Other	(724)	-

		(16,815)	(19,180)

	Net deferred tax liabilities	$(6,314)	$(6,505)

	Domestic	$-	$-

	Foreign	(6,314)	(6,505)

		$(6,314)	$(6,505)

		December 31,
		2011	2010

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$55	$1,462

	Non-current assets	-	485

	Current liabilities	(20)	(326)

	Non-current liabilities	(6,349)	(8,126)

		$(6,314)	$(6,505)

3.
As of December 31, 2011, the Group decreased the valuation allowance by approximately $ 11,156, resulting from changes in other temporary differences and from carryforward tax losses. Management currently believes that it is more likely than not that the deferred tax regarding the loss carryforwards and other temporary differences for which valuation allowance was provided will not be realized in the foreseeable future.

4.
The functional and reporting currency of the Company and certain of its subsidiaries is the dollar. The difference between the annual changes in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

g.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2011	2010	2009

Income (loss) before taxes, as reported in the consolidated statements of operations	$(6,193)	$30,630	$2,782

Statutory tax rate	24%	25%	26%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(1,486)	$7,660	$723
Currency differences	1,673	(394)	(107)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(2,647)	(568)	3,413
Changes in valuation allowance	(11,156)	1,784	(5,365)
Taxes in respect of prior years	(513)	(416)	(315)
Stock compensation relating to options per ASC 718 (formerly: SFAS 123(R))	292	247	159
Changes in valuation allowance related to Capital gains	(1,428)	(10,020)	-
Forfeiture of carry forward tax losses	8,281	-	-
Wavestream goodwill impairment and earn out reversal, net	5,851	-	-
Nondeductible expenses related to acquisitions	-	1,472	-
Nondeductible expenses and other differences	790	246	2,396

	$(343)	$11	$904

h.	Taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2011	2010	2009

Current year	$612	$677	$227
Prior years	(513)	(416)	(315)
Deferred income taxes	(442)	(250)	992

	$(343)	$11	$904

Domestic	$66	$31	$(946)
Foreign	(409)	(20)	1,850

	$(343)	$11	$904

i.	Income (loss) before taxes on income from continuing operations:

	Year ended December 31,
	2011	2010	2009

Domestic	$4,294	$40,680	$(1,947)
Foreign	(10,487)	(10,050)	4,729

	$(6,193)	$30,630	$2,782